Currency risk - Additional Information (Details) - Currency risk [Member] - USD-denominated - RUB (₽) ₽ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Currency Risk [Line Items]
Currency appreciation percent	10.00%
Risk exposure	₽ (136,123)	₽ 621,043